PRINCIPAL ACTIVITIES, BASIS OF PRESENTATION, AND SIGNIFICANT CONCENTRATIONS AND RISKS	12 Months Ended
Dec. 31, 2011
PRINCIPAL ACTIVITIES, BASIS OF PRESENTATION, AND SIGNIFICANT CONCENTRATIONS AND RISKS
1	PRINCIPAL ACTIVITIES, BASIS OF PRESENTATION, AND SIGNIFICANT CONCENTRATIONS AND RISKS

(a) Principal Activities

Gushan Environmental Energy Limited (the “Company”) and its subsidiaries (collectively the “Group”) are principally engaged in the production and distribution of biodiesel, biodiesel by-products and copper products in the People’s Republic of China (the “PRC”). The Group has seven biodiesel production facilities located in the Sichuan, Hebei, Fujian and Hunan provinces, and in Beijing, Shanghai and Chongqing. The Group’s biodiesel product is typically sold as a refined oil product which is blended by its customers with diesel fuel to power diesel engines and vehicles or sold as a raw material named fatty acid methyl ester used to produce chemical products. The Group’s biodiesel by-products include glycerine, plant asphalt, erucic acid and erucic amide. As of December 31, 2011, the Company’s Sichuan production facility was in operation, other biodiesel production facilities were suspended (see note 5). On November 3, 2010, the Company acquired 67% indirect ownership interest in Mianyang Jin Xin Copper Company Ltd. (“Jin Xin”), which has one plant in Sichuan, that manufactures copper rods, copper wires and copper granules from copper. The results of Jin Xin’s operation have been included in the consolidated financial statements since November 3, 2010. On January 1, 2011, the Company acquired an additional 8% indirect ownership interest in Jin Xin from the non-controlling shareholders

From January 1, 2011, the Company indirectly owned 75% of Jin Xin through Engen Investments Limited (“Engen”), a 75%-owned subsidiary of the Company and the investment holding company of the Group’s copper business. On August 1, 2011, the Company, through Engen, acquired 75% indirect ownership interest in Hunan Yin Lian Xiangbei Copper Company Limited (“Xiangbei”), a company that manufactures copper rods and copper plates from recycled copper. Xiangbei has one plant in Hunan. The results of Xiangbei’s operation have been included in the consolidated financial statements since August 1, 2011.

As of December 31, 2011, the Company’s major subsidiaries consist of the following entities:

Subsidiary Name	Nature of operations	Percentage of ownership
Sichuan Gushan Vegetable Fat Chemistry Co., Ltd. (“Sichuan Gushan”)	Production of biodiesel and biodiesel by-products	100%

Handan Gushan Bio-sources Energy Co., Ltd. (“Handan Gushan”)	Production of biodiesel and biodiesel by-products	100%

Fujian Gushan Biodiesel Energy Co., Ltd. (“Fujian Gushan”)	Production of biodiesel and biodiesel by-products	100%

Beijing Gushan Bio-sources Energy Co., Ltd. (“Beijing Gushan”)	Production of biodiesel and biodiesel by-products	100%

Shanghai Gushan Bio-Energy Technologies Co., Ltd. (“Shanghai Gushan”)	Production of biodiesel and biodiesel by-products	100%

Chongqing Gushan Bio-Sources Energy Co., Ltd. (“Chongqing Gushan”)	Production of biodiesel and biodiesel by-products	100%

Hunan Gushan Bio-Sources Energy Co., Ltd. (“Hunan Gushan”)	Production of biodiesel and biodiesel by-products	100%

Gushan (China) Biomass Energy Technology Co., Ltd. (“Biomass”)	Research and development	100%

Mianyang Jin Xin Copper Company Ltd. (“Jin Xin”)	Production of copper rods, copper wires and copper granules from recycled copper	75%

Hunan Yin Lian Xiangbei Copper Company Limited (“Xiangbei”)	Production of copper rods and copper plates from recycled copper	75%

Gushan’s ordinary shares are traded in the form of American Depositary Shares (“ADS”) on the New York Stock Exchange. On November 12, 2010, the ratio for Gushan’s ADSs representing ordinary shares, changed from one ADS representing two ordinary shares to one ADS representing ten ordinary shares.

(b) Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). This basis of accounting differs in certain material respects from that used for the preparation of the books of account of PRC subsidiaries, which are prepared in accordance with the accounting principles and the relevant financial regulations established by the Ministry of Finance of the PRC (“PRC GAAP”), the accounting standards used in the PRC. The accompanying consolidated financial statements reflect necessary adjustments not recorded in the books of account of PRC subsidiaries to present them in conformity with U.S. GAAP.

(c) Significant Concentrations and Risks

Customer concentration

All of the Group’s customers are located in the PRC. No individual customers accounted for more than 10% of the Group’s revenues in the year ended December 31, 2009. Individual customers accounting for more than 10% of the Group’s revenues, all of them are related to copper business, for the years ended December 31, 2010 and 2011 are as follows:

	December 31,
	2010		2011
	RMB	%	RMB	%
Customer A	—	—	200,150	14%
Customer B	19,164	5%	158,510	11%
Customer C	8,474	2%	154,295	11%
Customer D	40,782	10%	7,738	1%

Total	68,420	17%	520,693	37%

One customer and two customers accounted for all bills receivable as of December 31, 2010 and 2011, respectively. Individual customers accounting for more than 10% of the Group’s accounts receivable are as follows:

	Year ended December 31,
	2010		2011
	RMB	%	RMB	%
Customer A	5,238	11%	46,678	22%
Customer B	—	—	41,832	19%
Customer C	—	—	37,465	17%
Customer D	11,361	23%	21,690	10%
Customer E	5,563	12%	327	1%
Customer F	635	1%	—	—
Customer G	618	1%	—	—

Total	23,415	48%	147,992	69%

Supplier concentration

All of the Group’s suppliers are located in the PRC. Purchases from individual suppliers accounted for more than 10% of the Group’s cost of revenues consist of the following:

	Year ended December 31,
	2009		2010		2011
	RMB	%	RMB	%	RMB	%
Supplier A	—	—	206,570	43%	209,864	15%
Supplier B	—	—	—	—	174,143	12%
Supplier C	—	—	86,022	18%	—	—
Supplier D	73,723	10%	80,226	17%	15,238	1%

Total	73,723	10%	372,818	78%	399,245	28%

Cash concentration

The Group’s cash balance includes the following:

	December 31,
	2010	2011
	RMB	RMB
Deposited in financial institutions in the PRC
Denominated in RMB	15,924	34,670
Denominated in HKD	32,770	—
Denominated in USD	10,756	25

Total cash in financial institutions in the PRC	59,450	34,695
Deposited in financial institutions in Hong Kong
Denominated in HKD	800	679
Denominated in USD	212,456	30,067

Total cash in financial institutions in HK	213,256	30,746

Cash at financial institutions	272,706	65,441
Cash on hand	116	78

Total Cash	272,822	65,519

Management believes that the financial institutions in which cash balances are held are of high credit quality. As of December 31, 2010 and 2011, the Group held cash denominated in RMB, USD and HKD only.